Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Non-current assets
Tangible assets	$ 3,374	$ 3,381	$ 3,478
Right of use assets	179
Intangible assets	121	123	131
Investments in associates and joint ventures	1,573	1,528	1,504
Other investments	136	141	150
Inventories	126	106	91
Trade, other receivables and other assets	119	102	73
Deferred taxation	0	0	5
Cash restricted for use	36	35	34
Total Non-current assets	5,664	5,416	5,466
Current Assets
Other investments	7	6	6
Inventories	649	652	646
Trade, other receivables and other assets	228	209	252
Cash restricted for use	17	31	19
Cash and cash equivalents	342	329	215
Total Current assets	1,243	1,227	1,138
Total assets	6,907	6,643	6,604
EQUITY AND LIABILITIES
Share capital and premium	7,192	7,171	7,157
Accumulated losses and other reserves	(4,444)	(4,519)	(4,552)
Shareholders' equity	2,748	2,652	2,605
Non-controlling interests	32	42	36
Total equity	2,780	2,694	2,641
Non-current liabilities
Borrowings	1,324	1,911	2,004
Lease liabilities	145
Environmental rehabilitation and other provisions	872	827	868
Provision for pension and post-retirement benefits	102	100	111
Trade, other payables and deferred income	4	3	2
Deferred taxation	293	315	359
Total Non-current liabilities	2,740	3,156	3,344
Current liabilities
Borrowings	731	139	47
Lease liabilities	49
Trade, other payables, deferred income and provisions	564	594	536
Taxation	43	60	36
Total Current liabilities	1,387	793	619
Total liabilities	4,127	3,949	3,963
Total equity and liabilities	$ 6,907	$ 6,643	$ 6,604